Accrued Expenses and Other Current Liabilities	12 Months Ended
Mar. 31, 2026
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 14 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of March 31,
	2026	2025

Accrued payroll and benefits	$1,824,572	$1,511,958
Professional fees, other payable and accrued expenses	10,357	9,980
Total	$1,834,929	$1,521,938